Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	$ 4,090	$ 4,165
Gross unrealized gains	21
Gross unrealized losses	(1)	(8)
Fair value	4,110	4,157
Cash and equivalents	3,544	3,445
Marketable securities and short-term investments	566	712
Securities for Reverse Repurchase Agreements		206
Changes in fair value recorded in net income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	3,838	3,858
Gross unrealized gains	10
Gross unrealized losses		(3)
Fair value	3,848	3,855
Cash and equivalents	3,544	3,445
Marketable securities and short-term investments	304	410
Cash
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	2,111	1,983
Fair value	2,111	1,983
Cash and equivalents	2,111	1,983
Time deposits
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	1,433	1,463
Fair value	1,433	1,463
Cash and equivalents	1,433	1,462
Marketable securities and short-term investments		1
Other short-term investments
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis		206
Fair value		206
Marketable securities and short-term investments		206
Equity securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	294	206
Gross unrealized gains	10
Gross unrealized losses		(3)
Fair value	304	203
Marketable securities and short-term investments	304	203
Changes in fair value recorded in other comprehensive income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	252	307
Gross unrealized gains	11
Gross unrealized losses	(1)	(5)
Fair value	262	302
Marketable securities and short-term investments	262	302
Debt securities - U.S. government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	191	217
Gross unrealized gains	7
Gross unrealized losses	(1)	(3)
Fair value	197	214
Marketable securities and short-term investments	197	214
Debt securities - Corporate | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	61	90
Gross unrealized gains	4
Gross unrealized losses		(2)
Fair value	65	88
Marketable securities and short-term investments	$ 65	$ 88